Earnings per share (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss	$ (36,744,722)	$ (107,221,565)	$ (10,010,008)	$ (3,759,102)	$ (3,691,418)	$ (2,509,424)	$ (153,976,295)	$ (9,959,944)	$ (18,255,869)	$ (9,625,942)	$ (7,685,519)
Net loss per share basic	$ (0.14)			$ (0.02)			$ (0.62)	$ (0.05)
Net loss per share diluted	$ (0.14)			$ (0.02)			$ (0.62)	$ (0.05)
Weighted-average number of shares outstanding - basic	272,040,343			220,000,000			247,010,044	220,000,000
Weighted-average number of shares outstanding - diluted	272,040,343			220,000,000			247,010,044	220,000,000